Investments in Unconsolidated Affiliate (Details) - Four Star - USD ($) $ in Millions	1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2013
Investments in Unconsolidated Affiliate
Net proceeds from sale of equity investment	$ 183			$ 183
Operating revenues			$ 105	142
Operating expenses			87	94
Net income			11	30
Dividend received			13	24
Impairment on investment	$ 20			20
Amortization of investment in unconsolidated affiliates			$ 7	$ 8
Predecessor
Investments in Unconsolidated Affiliate
Operating revenues		$ 75
Operating expenses		58
Net income		11
Dividend received		8
Amortization of investment in unconsolidated affiliates		$ 12